UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23583

Primark Private Equity Investments Fund

(Exact name of registrant as specified in charter)

250 Filmore Street, Suite 150, Denver, Colorado	80206
(Address of principal executive offices)	(Zip code)

Gregory C. Davis

Paulita A. Pike

Ropes & Gray LLP, Three Embarcadero Center, San Francisco, CA 94111-4006

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 802-8500

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

PRIMARK CAPITAL

Primark Private Equity Investments Fund

Semi-Annual Report
September 30, 2023
(Unaudited)

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

TABLE OF CONTENTS

Shareholder Letter	1

Portfolio Information	2

Schedule of Investments	3

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Statement of Cash Flows	9

Financial Highlights	11

Notes to Financial Statements	12

Other Information	31

PRIMARK PRIVATE EQUITY INVESTMENTS FUND SHAREHOLDER LETTER September 30, 2023 (Unaudited)

Since March 2023, generally positive U.S. results through July were offset by declines in August and September. Key drivers were expectations for rates to stay higher for longer given elevated inflation and overall strong economic data plus a downgrade of U.S. debt. The Fed hiked rates 25 basis points (“bps”) in both May and July to a range of 5.25% - 5.50% with pauses in June, and most recently, in September. The markets now largely expect the Fed to keep rates at this level with a small chance of a 25 bps increase early next year. The key theme for U.S. policy has become the “higher for longer” narrative.

Volatility has also picked up recently in both stocks and bonds given uncertainty related to interest rates, a potential U.S. government shutdown, and heightened geopolitical issues. Key factors for the remainder of 2023 include inflation’s path from here with recent energy price increases, monetary policy, slowing growth with the risk for recessions, continued tensions in Ukraine and new tensions in the Middle East, the impacts of a potential government shutdown in the U.S., and China’s economic slowdown. Inflation in the U.S. remains well off its peak but picked up recently largely driven by energy prices. It remains above the Fed’s average target of 2.0%.

High inflation levels and aggressive monetary policy tightening drove most cyclically adjusted price/earnings ratios lower last year, particularly in the U.S. However, valuations have improved from their lows with the U.S. remaining the highest and above its long-term average. Better than expected corporate earnings so far this year and expectations for peaking policy have contributed to the expansion in U.S. multiples. Optimism over Artificial Intelligence has also been a key contributor. Recently, market weakness has led to valuations to decline recently.

U.S. private equity dealmakers appear to be feeling the pressure of higher interest rates as they impact getting new deals done and exiting existing holdings. New deal value in the U.S. decreased 18% from the second quarter to the third quarter, with the third quarter representing a 21% decline compared to Q3 2022.1 The current environment also highlights the need for buyout firms to find alternative ways to offer their investors liquidity as funds near their predetermined termination dates. Exit values decreased 41% from the second quarter to the third quarter, with the third quarter representing a 45% decrease compared to the same quarter last year.1 The growing need for liquidity options will likely drive further use of continuation funds that provide cash-out opportunities and secondary sales by fund investors.

We believe that experienced and disciplined private equity managers will likely perform well in the current economic environment. With a focus on careful due diligence and adding value to portfolio companies these managers will likely be able to select and grow their portfolio companies even in challenging economic environments. We continue to be highly selective in our approach and seek investment opportunities that we believe have the potential to grow revenue and cash flow over the long term.

On behalf of the entire Primark team, I would like to thank you for your continued support and partnership.

Sincerely,

President and Trustee, Primark Private Equity Investments Fund

[1]	Wall Street Journal Pro Private Equity: Private-Equity Exits Sink to One of Lowest Points in Over a Decade (October 11, 2023).

Semi-Annual Report Dated September 30, 2023	1

PRIMARK PRIVATE EQUITY INVESTMENTS FUND PORTFOLIO INFORMATION September 30, 2023 (Unaudited)

ASSET ALLOCATION (% of Net Assets)

See accompanying notes to financial statements.

2	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND SCHEDULE OF INVESTMENTS September 30, 2023 (Unaudited)

PUBLICLY LISTED COMPANIES — 11.9%
CLOSED-END FUNDS — 3.0%	Shares	Value
Ares Capital Corporation	83,980	$1,635,091
Golub Capital BDC, Inc.	40,836	599,064
Hercules Capital, Inc.	32,132	527,607
Main Street Capital Corporation	17,992	731,015
MidCap Financial Investment Corporation	25,248	347,160
Prospect Capital Corporation	101,191	612,206
TOTAL CLOSED-END FUNDS (Cost $4,226,255)		$4,452,143

COMMON STOCKS — 8.9%	Shares	Value
FINANCIALS — 6.5%
ASSET MANAGEMENT — 6.5%
Apollo Global Management, Inc.	20,710	$1,858,929
Ares Management Corporation - Class A	16,033	1,649,315
Blackstone Group, L.P. (The)	16,905	1,811,201
Carlyle Group, Inc. (The)	53,174	1,603,728
FS KKR Capital Corporation	63,850	1,257,207
KKR & Company, Inc.	25,764	1,587,062
		9,767,442
HEALTH CARE — 2.4%
BIOTECH & PHARMA — 2.4%
TriSalus Life Sciences, Inc.(a)	686,338	3,514,051

TOTAL COMMON STOCKS (Cost $15,845,031)		$13,281,493
TOTAL PUBLICLY LISTED COMPANIES (Cost $ 20,071,286)		$17,733,636

PRIVATE EQUITY INVESTMENTS — 79.7%	Shares	Value
PORTFOLIO COMPANIES — 61.0%
BlueVoyant, Inc.(a)(b)(c)	2,996,254	$7,200,000
Circuit Clinical Solutions Preferred Series C Stock(a)(b)(c)	112,300	6,000,000
FS NU Investors, L.P. - Class A(a)(b)(c)	47,500	4,750,000
Greenbriar Coinvestment WPS, L.P.(a)(b)(c)(d)	—	3,748,618
Hg Vibranium Co-Invest L.P.(a)(c)(d)(e)	—	8,153,391
JMI Time Aggregator, L.P.(a)(c)(d)(e)	—	5,000,554
KOLN Co-Invest Blocked, L.P. - Class A(a)(b)(c)	5,000	5,000,000
Onex ISO Co-Invest, L.P.(a)(c)(d)(e)	—	4,617,292

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2023	3

PRIMARK PRIVATE EQUITY INVESTMENTS FUND SCHEDULE OF INVESTMENTS September 30, 2023 (Unaudited) (Continued)

PRIVATE EQUITY INVESTMENTS — 79.7% (Continued)	Shares	Value
PORTFOLIO COMPANIES — 61.0% (Continued)
Partners Group Client Access 43, L.P. Inc.(a)(b)(c)(d)	—	$6,824,298
Partners Group Client Access 45, L.P. Inc.(a)(b)(c)(d)	—	5,407,228
PrimeFlight Investments, L.P.(a)(b)(c)	50,000	5,000,000
Project Warrior(a)(b)(c)(d)(f)	—	7,000,000
RCP MB Investments A, L.P.(a)(c)(d)(e)	—	8,715,735
REP Patriot Coinvest IV-A, L.P.(a)(b)(c)	2,550,000	2,550,000
SKCP VI Artemis Co-Invest, L.P.(a)(b)(c)(d)	—	4,254,639
VEPF VIII Co-Invest 3-A, L.P.(a)(b)(c)(d)	—	7,000,000
TOTAL PORTFOLIO COMPANIES (Cost $ 91,085,714)		$91,221,755

PORTFOLIO FUNDS — 18.7%
Arsenal Capital Partners Growth, L.P.(a)(c)(d)(e)	—	277,071
Arsenal Capital Partners VI, L.P.(a)(c)(d)(e)	—	1,960,373
Cordillera Investment Fund III-B, L.P.(c)(d)(e)	—	794,611
Hg Saturn 3 A, L.P.(a)(c)(d)(e)	—	1,551,979
ICG LP Secondaries Fund I, L.P.(a)(c)(d)(e)	—	3,298,902
ICG Ludgate Hill IIA Boston L.P.(a)(c)(d)(e)(f)	—	4,418,514
Onex Structured Credit Opportunities Partners I, L.P.(a)(c)(d)(e)	—	3,283,046
Partners Group Direct Equity IV (USD) A, L.P.(a)(c)(d)(e)	—	5,763,615
Partners Group Secondary 2020 (USD) A, L.P.(a)(c)(d)(e)(f)	—	2,791,542
Saturn Five Frontier I, LLC - Class A(a)(c)(e)(f)	2,672,297	3,859,194
TOTAL PORTFOLIO FUNDS (Cost $ 22,490,727)		$27,998,847

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $113,576,441)		$119,220,602

See accompanying notes to financial statements.

4	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND SCHEDULE OF INVESTMENTS September 30, 2023 (Unaudited) (Continued)

MONEY MARKET SECURITIES — 12.9%	Par Value	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.22% (g)
(Cost $19,303,590)	$19,303,590	$19,303,590

TOTAL INVESTMENTS AT VALUE — 104.5% (Cost $152,951,317)		$156,257,828

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5%)		(6,682,684)

NET ASSETS — 100.0%		$149,575,144

(a)	Non-income producing security.

(b)	Level 3 securities fair valued using significant unobservable inputs (see Note 2).

(c)	Restricted investments as to resale (see Note 2).

(d)	Investment does not issue shares.

(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient. Please see Note 2 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

(f)	Affiliated investment for which ownership is 5% or more of the investment’s capital (see Note 5).

(g)	The rate shown is the 7-day effective yield as of September 30, 2023.

L.P.— Limited Partnerships.

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2023	5

PRIMARK PRIVATE EQUITY INVESTMENTS FUND STATEMENT OF ASSETS AND LIABILITIES September 30, 2023 (Unaudited)

ASSETS
Investments in securities:
Affiliated investments at cost (Note 5)	$14,792,629
Unaffiliated investments at cost	138,158,688
Affiliated investments a value (Note 5)	$18,069,250
Unaffiliated investments at value	138,188,577
Foreign currency, at value (cost $15,064)	14,803
Receivable for capital shares sold	20,013
Receivable for investment securities sold	89,944
Dividends and interest receivable	148,080
Tax reclaims receivable	24,235
Prepaid expenses	48,811
TOTAL ASSETS	156,603,713

LIABILITIES
Payable for capital shares redeemed	6,704,352
Payable to Adviser (Note 4)	168,338
Payable to administrator (Note 4)	14,526
Accrued shareholder servicing fees (Note 6)	12,574
Accrued Trustees’ fees (Note 4)	400
Other accrued expenses	128,379
TOTAL LIABILITIES	7,028,569
Contingencies and Commitments (Note 8)

NET ASSETS	$149,575,144

NET ASSETS CONSIST OF:
Paid-in capital	$151,078,909
Accumulated deficit	(1,503,765)
NET ASSETS	$149,575,144

PRICING OF CLASS I SHARES
Net assets applicable to Class I Shares	$149,575,144
Shares of Class I Shares outstanding (no par value, unlimited number of shares authorized)	13,079,261
Net asset value, offering and redemption price per share (a) (Note 2)	$11.44

(a)	Early repurchase fee may apply to tender of shares held for less than one year (Note 9).

See accompanying notes to financial statements.

6	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends from unaffiliated investments	$1,109,159
Distribution from unaffiliated Portfolio Funds	33,932
TOTAL INVESTMENT INCOME	1,143,091

EXPENSES
Investment management fees (Note 4)	1,113,133
Legal fees	89,999
Shareholder servicing fees, Class I (Note 6)	74,208
Trustees’ fees (Note 4)	57,067
Administration fees (Note 4)	45,000
Audit and tax services fees	38,999
Certifying financial officer fees (Note 4)	28,131
Valuation Fees	27,499
Compliance fees (Note 4)	24,804
Transfer agent fees, Class I (Note 4)	23,172
Registration and filing fees	20,101
Insurance expense	20,024
Custodian fees	11,500
Other expenses	30,749
TOTAL EXPENSES	1,604,386
Investment management fees waived by the Adviser (Note 4)	(122,954)
NET EXPENSES	1,481,432

NET INVESTMENT LOSS	(338,341)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains from:
Unaffiliated Investments	505,174
Foreign currency transactions (Note 2)	9,084
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(954,305)
Affiliated investments	1,517,532
Foreign currency translation (Note 2)	(686)
NET REALIZED AND UNREALIZED GAINS	1,076,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$738,458

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2023	7

PRIMARK PRIVATE EQUITY INVESTMENTS FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30,	Year Ended
	2023	March 31,
	(Unaudited)	2023
FROM OPERATIONS
Net investment loss	$(338,341)	$(937,084)
Net realized gains (losses)	514,258	(3,466,211)
Net change in unrealized appreciation (depreciation)	562,541	(648,320)
Net increase (decrease) in net assets resulting from operations	738,458	(5,051,615)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	—	(928,477)

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares sold	37,188,014	56,056,840
Reinvestment of distributions	—	202,568
Proceeds from early repurchase fees collected (Notes 2 and 9)	23,797	106,138
Payments for shares repurchased	(14,776,435)	(15,873,744)
Net increase in Class I net assets from capital share transactions	22,435,376	40,491,802

TOTAL INCREASE IN NET ASSETS	23,173,834	34,511,710

NET ASSETS
Beginning of period	126,401,310	91,889,600
End of period	$149,575,144	$126,401,310

CAPITAL SHARE ACTIVITY
Class I
Shares sold	3,275,147	4,929,040
Shares reinvested	—	18,432
Shares repurchased	(1,288,579)	(1,417,814)
Net increase in shares outstanding	1,986,568	3,529,658
Shares outstanding, beginning of period	11,092,693	7,563,035
Shares outstanding, end of period	13,079,261	11,092,693

See accompanying notes to financial statements.

8	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2023 (Unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$738,458
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(27,930,403)
Purchases of investments from affiliates	(7,328,897)
Purchases of short-term investments, net	(4,229,710)
Proceeds from sale of investments	10,336,762
Net realized gain on unaffiliated investments	(505,174)
Net realized gain on foreign currency translations	(9,084)
Net change in unrealized depreciation on unaffiliated investments	1,007,482
Net change in unrealized appreciation on affiliated investments	(1,570,709)
Net change in unrealized depreciation on foreign currency translation	686
(Increase)/Decrease in Assets:
Increase dividend and interest receivable	(21,045)
Decrease in tax reclaims receivable	612
Increase prepaid expenses and other assets	(26,803)
Increase/(Decrease) in Liabilities:
Increase payable to Adviser	30,423
Decrease to payable to administrator	(1,724)
Increase to accrued shareholder servicing fees	2,239
Decrease to trustees’ fees	(2,933)
Decrease to other accrued expenses	(9,760)
Net cash used in operating activities	$(29,519,580)

Cash flows from financing activities
Proceeds from issuance of shares, net of change in receivable for capital shares sold	41,421,380
Proceeds from early repurchased fees collected	23,797
Distributions to shareholders, net of reinvestment of distributions	—
Payment for shares repurchased, net of change in payable for capital shares redeemed	(11,996,775)
Net Cash provided by financing activities	$29,448,402
Effect of foreign currency exchange rates on cash	(73)

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2023	9

PRIMARK PRIVATE EQUITY INVESTMENTS FUND STATEMENT OF CASH FLOWS For the Six Months Ended September 30, 2023 (Unaudited) (Continued)

Net change in cash	$(71,251)
Cash at beginning of period	$71,178
Cash denominated in foreign currencies at beginning of period	14,876
Total cash at beginning of period	$86,054

Cash at end of period	$—
Cash denominated in foreign currencies at end of period	14,803
Total cash at end of period	$14,803
Non-cash financing activities consisting of reinvestment of distributions	$—

Supplemental disclosure of non-cash activity:
Reinvestment of distributions from underlying investments	$(118,787)
Reinvestment of Fund distributions to shareholders	$—

See accompanying notes to financial statements.

10	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND CLASS I SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	September 30,		Year Ended	Year Ended	Period Ended
	2023		March 31,	March 31,	March 31,
	(Unaudited)		2023	2022	2021 * (a)
Net asset value at beginning of period/year	$11.40		$12.15	$12.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)(c)	(0.03)		(0.11)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	0.07		(0.56)	0.83	2.25
Total from investment operations	0.04		(0.67)	0.81	2.24

Less distributions from:
Net investment income	—		—	(0.90)	(0.01)
Net realized capital gains(d)	—		(0.09)	0.00 (d)	—
Total from distributions	—		(0.09)	(0.90)	(0.01)

Proceeds from early repurchase fees collected (Notes 2 and 9)	0.00	(d)	0.01	0.01	0.00	(d)

Net asset value at end of period	$11.44		$11.40	$12.15	$12.23

Total return (e)	1.24	% (f)	(5.40%)	6.33%	22.44	% (f)

Net assets at end of year/period (000’s)	$149,575		$126,401	$91,890	$20,202

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	2.16	% (h)	2.47%	2.77%	5.36	% (h)
Ratio of net expenses to average net assets (g)(i)	2.00	% (h)	2.00%	2.00%	2.00	% (h)
Ratio of net investment loss to average net assets (b)(g)(i)	(0.46	%) (h)	(0.93%)	(0.15%)	(0.10	%) (h)
Portfolio turnover rate	9	% (f)	46%	12%	3	% (f)

*	Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(a)	Represents the period from the commencement of operations (August 26, 2020) through March 31, 2021.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio of net investment income (loss) does not include the net investment income/ loss of the investment companies in which the Fund invests.

(c)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(d)	Amount rounds to less than $0.01 per share.

(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

(f)	Not annualized.

(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2023 the Fund’s underlying investment companies included a range of management and/or administrative fees from 0.0% to 2.00% (unaudited) and performance fees from 0.0% to 20% (unaudited).

(h)	Annualized.

(i)	Ratio was determined after management fees waived and expense reimbursements (Note 4).

See accompanying notes to financial statements.

Semi-Annual Report Dated September 30, 2023	11

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited)

1.	Organization

Primark Private Equity Investments Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s investment objective is to generate long-term capital appreciation, consistent with prudent investment management. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in private equity investments, including: (i) investments in the equity of private operating companies (“Portfolio Companies”); (ii) primary and secondary investments in private equity funds (“Portfolio Funds”) managed by third-party managers; and (iii) investments in publicly listed companies that pursue the business of private equity investing, including listed private equity companies, listed funds of funds, business development companies, special purpose acquisition companies, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies. The Fund will also invest in short-term investments, including money market funds, short-term treasuries and other liquid investment vehicles. The Fund commenced operations on August 26, 2020.

The Fund currently offers one class of shares: Class I Shares which are sold without any sales loads, but are subject to shareholder servicing fees of up to 0.10% of the average daily net assets of Class I and subject to a $1,000,000 initial investment minimum. As of September 30, 2023, Class II shares (to be sold without any sales loads, but subject to distribution and/ or shareholder servicing fees of up to 0.25% of the average daily net assets of Class II and subject to a $50,000 initial investment minimum) are not currently offered. When all classes are offered, each class of shares will have identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates – The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various short-term investments, including money market funds or interest bearing overnight demand deposit accounts, in amounts which may exceed insured limits. Amounts swept overnight are available on the next business day.

Valuation of Securities –- The Fund calculates the net asset value (“NAV”) of each class of shares of the Fund as of the close of business on each business day (each, a “Determination Date”). In determining the NAV of each class of shares, the Fund values its investments as of the relevant Determination Date. The net assets of each class of the Fund equals the value of the total assets of the class, less all of the liabilities attributable to the class, including accrued fees and expenses, each determined as of the relevant Determination Date.

The valuation of the Fund’s investments is performed in accordance with the Pricing and Fair Valuation Policies adopted by the Trustees of the Fund (the “Board”), and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.

12	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price. Shares of mutual funds, including money market funds, are valued at their reported NAV. Debt instruments for which market quotations are readily available are typically valued based on such market quotations. When a market quotation for a portfolio security is not readily available or is deemed unreliable and for the purpose of determining the value of the other Fund assets, the asset is priced at its fair value.

The Board has designated Primark Advisors LLC (the “Adviser” or “Valuation Designee”), the investment adviser to the Fund, as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Fair Valuation of Investments Policy. In furtherance of its duties as Valuation Designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee has engaged a third-party valuation consultant to provide independent valuations on certain of the Fund’s Portfolio Company investments.

In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

The Fund’s investments in Portfolio Companies may be made directly with the Portfolio Company or through a special purpose vehicle (“SPV’). Portfolio Companies may be valued at acquisition cost or based on recent transactions. If the Portfolio Company investment is made through an SPV, it will generally be valued based on the latest NAV reported by the SPV. These Portfolio Companies are monitored for any independent audits or impairments reported on the potential value of the investment in accordance with the Fair Valuation of Investments Policy.

The Fund’s investments in Portfolio Companies, which may include debt and equity securities, that are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Committee typically applies widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Portfolio Funds are generally valued based on the latest NAV reported by the Portfolio Fund Manager. New purchases of Portfolio Funds may be valued at acquisition cost initially until a NAV is provided by the Portfolio Fund Manager. If the NAV of an investment in a Portfolio Fund is not available at the time the Fund is calculating its NAV, the Valuation Committee will consider any cash flows since the reference date of the last NAV reported by the Portfolio Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last NAV reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such Portfolio Funds, the Valuation Committee may consider relevant broad-based and issuer (or fund) specific valuation information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair

Semi-Annual Report Dated September 30, 2023	13

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

value), the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Committee applies valuation methodologies as outlined above.

U.S. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Private investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) without further adjustment, as a practical expedient of fair value are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and inputs used to value the investments, by security type, as of September 30, 2023:

	Practical
Investments in Securities	Expedient*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$—	$4,452,143	$—	$—	$4,452,143
Common Stocks	—	13,281,493	—	—	13,281,493
Private Equity Investments**	54,485,818	—	—	64,734,783	119,220,601
Money Market Securities	—	19,303,590	—	—	19,303,590
Total	$54,485,818	$37,037,226	$—	$64,734,783	$156,257,827

*	Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout please refer to the Schedule of Investments.

14	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

The following is the fair value measurement of investments that are measured at the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

	Investment		Unfunded	Redemption	Redemption
Private Equity Investment(a)	Strategy	Fair Value	Commitment	Frequency	Notice Period
Arsenal Capital Partners Growth, L.P.	Healthcare and industrial growth	$277,071	$2,000,735	Subject to General Partner consent	Not Applicable
Arsenal Capital Partners VI, L.P.	Healthcare and industrial growth	1,960,373	5,667,361	Subject to General Partner consent	Not Applicable
Cordillera Investment Fund III-B, L.P.	Niche non- correlated	794,611	756,676	Subject to General Partner consent	Not Applicable
Hg Saturn 3 A, L.P.	Global private equity investments	1,551,979	3,455,514	Subject to General Partner consent	Not Applicable
Hg Vibranium Co-Invest L.P.	Enterprise resource planning and technology	8,153,391	—	Subject to General Partner consent	Not Applicable
ICG LP Secondaries Fund I, L.P.	U.S. and Europe Secondaries mid- market	3,298,902	3,138,284	Subject to General Partner consent	Not Applicable
ICG Ludgate Hill IIA Boston, L.P.	North American buy out	4,418,514	1,930,043	Subject to General Partner consent	Not Applicable
JMI Time Aggregator, L.P.	Software services	5,000,554	—	Subject to General Partner consent	Not Applicable
Onex ISO Co-Invest, L.P.	Financial services	4,617,292	—	Subject to General Partner consent	Not Applicable
Onex Structured Credit Opportunities Partners I, L.P.	Middle market collateralized Loan obligation	3,283,046	538,626	Subject to General Partner consent	Not Applicable
Partners Group Direct Equity IV (USD) A, L.P.	Global private equity investments	5,763,615	2,065,000	Subject to General Partner consent	Not Applicable
Partners Group Secondary 2020 (USD) A, L.P.	Global private equity secondary investments	2,791,542	2,927,621	Subject to General Partner consent	Not Applicable
RCP MB Investments A, L.P.	Payment processing software and technology	8,715,735	—	Subject to General Partner consent	Not Applicable
Saturn Five Frontier I, LLC - Class A	Small buy out	$3,859,194	$2,000,000	Subject to General Partner consent	Not Applicable
		$54,485,819	$24,479,860

(a)	Refer to the Schedule of Investments for classifications of individual securities.

Semi-Annual Report Dated September 30, 2023	15

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of September 30, 2023:

		Transfers	Transfers out
	Beginning	into	of
	balance	Level 3	Level 3
	April 1,	during the	during the	Purchases or	Sales or
	2023	period	period (a)	Contributions	Distributions
Portfolio Companies	$48,070,677	$—	$(8,000,000)	$24,856,634	$—

				Change in net	Ending
				unrealized	Balance
			Net realized	Appreciation	September 30,
			gain(loss)	(Depreciation)	2023
Portfolio Companies			$—	$(192,528)	$64,734,783

(a)	Transfers out of Level 3 during the period represent investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient and/or being valued using observable market data.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2023:

Level 3 Investment(a)	Fair Value	Valuation Technique	Unobservable Inputs	Range of inputs	Impact to Valuation from an Increase in Input
BlueVoyant, Inc.	$7,200,000	Market Approach	Revenue Multiples	0.95x - 11.52x	Increase
Circuit Clinical Solutions Preferred Series C Stock	6,000,000	Market Approach	Revenue Multiples EBITDA Multiples	1.18x - 4.53x 9.80x - 22.00x	Increase Increase
FS NU Investors, L.P. - Class A	4,750,000	Market Approach	Revenue Multiples EBITDA Multiples	0.67x - 10.39x 6.40x - 30.70x	Increase Increase
Greenbriar Coinvestment WPS, L.P.	3,748,618	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Partners Group Client Access 43, L.P. Inc.	6,824,298	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
Partners Group Client Access 45, L.P. Inc.	5,407,228	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
PrimeFlight Investments, L.P.	5,000,000	Market Approach	Recent Transaction Price	Not Applicable	Increase

16	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

					Impact to
					Valuation from
		Valuation	Unobservable		an Increase
Level 3 Investment(a)	Fair Value	Technique	Inputs	Range of inputs	in Input
Project Warrior	$7,000,000	Market Approach	Recent Transaction Price	Not Applicable	Increase
REP Patriot Coinvest IV-A, L.P.	2,550,000	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
KOLN Co-Invest Blocked, L.P. - Class A	5,000,000	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
SKCP VI Artemis Co-Invest, L.P.	4,254,639	Market Approach	General Partner Net Asset Value	Not Applicable	Increase
VEPF VIII Co-Invest 3-A, L.P.	7,000,000	Market Approach	Recent Transaction Price	Not Applicable	Increase
	$64,734,783

(a)	Refer to Schedule of Investments for classifications of individual securities.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund on September 30, 2023 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company BlueVoyant, Inc.	12/23/2021	$8,000,000	$7,200,000	4.8%
Circuit Clincial Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	4.0%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,750,000	3.2%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,826,978	3,748,618	2.5%
Hg Vibranium Co-Invest L.P.	6/29/2022	7,133,008	8,153,391	5.5%
JMI Time Aggregator, L.P.	12/5/2022	5,032,195	5,000,554	3.4%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,000,000	3.3%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	4,617,292	3.1%

Semi-Annual Report Dated September 30, 2023	17

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Partners Group Client Access 43, L.P. Inc.	11/16/2022	$6,185,229	$6,824,298	4.6%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	5,636,050	5,407,228	3.6%
PrimeFlight Investments, L.P.	5/1/2023	5,030,923	5,000,000	3.3%
Project Warrior	8/18/2023	7,065,086	7,000,000	4.7%
RCP MB Investments A, L.P.	7/11/2022	8,227,418	8,715,735	5.8%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	2,550,000	1.7%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	4,315,673	4,254,639	2.8%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,163,025	7,000,000	4.7%

Portfolio Funds
Arsenal Capital Partners Growth, L.P.	2/28/2022	497,741	277,071	0.2%
Arsenal Capital Partners VI, L.P.	5/23/2022	2,331,113	1,960,373	1.3%
Cordillera Investment Fund III-B, L.P	5/3/2022	748,421	794,611	0.5%
Hg Saturn 3 A, L.P.	7/5/2022	1,544,486	1,551,979	1.0%
ICG L.P. Secondaries Fund I, L.P.	5/13/2022	1,782,604	3,298,902	2.2%
ICG Ludgate Hill IIA Boston, L.P	12/22/2021	2,979,957	4,418,514	2.9%
Onex Structured Credit Opportunities Partners I, L.P.	11/1/2021	2,932,643	3,283,046	2.2%
Partners Group Direct Equity IV (USD) A, L.P.	8/12/2021	4,926,176	5,763,615	3.9%
Partners Group Secondary 2020 (USD) A, L.P.	5/23/2022	2,075,289	2,791,542	1.9%
Saturn Five Frontier I, LLC - Class A	12/15/2021	2,672,297	3,859,194	2.6%
		$113,576,441	$119,220,602	79.7%

Foreign Currency Translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

18	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Share Valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that a 2.00% early repurchase fee may be charged as discussed in Note 9.

Investment Income and Return of Capital – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively.

Investment Transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Distributions to Shareholders – Distributions to shareholders arising from net investment and net realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Tax – The Fund has elected and intends to continue to elect to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes, and it has qualified, and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of September 30. The following information is computed on a tax basis for each item as of September 30, 2023:

Cost of portfolio investments*	$154,950,230
Gross unrealized appreciation*	36,441,492
Gross unrealized depreciation	(35,133,895)
Net unrealized depreciation	$1,307,597
Net unrealized depreciation on foreign currency translation	(1,943)
Accumulated Capital and Other Losses	(2,809,419)
Accumulated deficit	$(1,503,765)

*	Included affiliated securities cost $14,792,529 and gross unrealized appreciation $ 3,276,721.

The tax character of distributions for the tax years ended September 30, 2023 and September 30, 2022, were as follows:

	Ordinary	Long-Term		Total
	Income	Capital Gains	Return of Capital	Distributions
September 30, 2023	$—	$811,020	$117,457	$928,477
September 30, 2022	4,596,278	754	—	4,597,032

Semi-Annual Report Dated September 30, 2023	19

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

As of September 30, 2023, the Fund had no short-term and long-term capital loss carryforwards available to offset future gains and utilized short-term and long-term capital loss carryforwards in the amount of $85,455 and $930,013, respectively. Net qualified late year ordinary losses represent losses incurred after December 31 as well as certain specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the tax year ended September 30, 2023, the Fund deferred qualified late year ordinary losses of $744,888 and capital losses of $2,064,531.

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and U.S. GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies (“PFICs”) and Private Equity Investments.

For the tax year ended September 30, 2023, the Fund reclassified $4,749,761 of paid-in capital against accumulated deficit on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current tax year and all open tax years.

During the tax year ended September 30, 2023, the Fund did not incur any taxes, interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended September 30, 2023, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $35,818,482 and $11,326,852, respectively.

4.	Transactions with Related Parties and Other Service Providers

Under the terms of the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.50% of the average daily net assets of the Fund. The Adviser may, but is not obligated to, waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund, excluding certain “Excluded Expenses” listed below, to the annual rate of 2.00% and 2.25% of the average daily net assets of Class I and Class II shares of the Fund (the “Expense Cap”), respectively. Excluded Expenses that are not covered by the Expense Cap include: brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses. Pursuant to the agreement, fees totaling $122,954 were waived by the Adviser during the six months ended September 30, 2023.

20	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

If the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may, for a period ending three years after the end of the month in which such fees or expenses are waived or incurred, recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding the Excluded Expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement is expected to continue in effect through July 31, 2024, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. As of September 30, 2023, the Adviser may seek repayment of investment management fees and expense reimbursements no later than the date below:

March 31, 2024	$221,462
March 31, 2025	410,905
March 31, 2026	496,487
September 30, 2026	122,954
$1,251,808

Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”), Meketa Investment Group, Inc. (the “Sub-Adviser”), serves as the Fund’s sub-adviser and provides the day-to-day portfolio management of those assets of the Fund allocated to it by the Adviser. As compensation under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a monthly sub-advisory fee.

Employees of PINE Advisors, LLC (“PINE”) serve as the Fund’s Chief Compliance Officer, Principal Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended September 30, 2023 are disclosed in the Statement of Operations as Compliance fees and Certifying financial officer fees.

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain administrative, accounting and transfer agency services to the Fund pursuant to a Master Services Agreement between the Fund and Ultimus (the “Master Services Agreement”). For its services, the Fund pays Ultimus a fee and separate fixed fees to make certain filings. The Fund also reimburses Ultimus for certain out-of-pocket expenses incurred on the Fund’s behalf. The fees are accrued daily and paid monthly by the Fund and the administrative fees are based on the average net assets for the prior month and subject to monthly minimums.

Pursuant to a Distribution Agreement, the Fund continuously offers the Class I shares at their NAV per share through Foreside Fund Services, LLC, the principal underwriter and distributor of the shares (the “Distributor”). Under the Fund’s Distribution Agreement, the Distributor is also responsible for entering into agreements with broker-dealers or other financial intermediaries to assist in the distribution of the shares, reviewing the Fund’s proposed advertising materials and sales literature and making certain filings with regulators. For these services, the Distributor receives an annual fee from the Adviser. The Adviser is also responsible for paying any out-of-pocket expenses incurred by the Distributor in providing services under the Distribution Agreement.

In consideration of the services rendered by those Trustees who are not “interested persons” (as defined in Section 2(a)19 of the 1940 Act) of the Trust (“Independent Trustees”), the Fund pays the Independent Trustees. The Fund pays each Independent Trustee an annual retainer of $40,000, paid quarterly. Trustees that are interested persons, and are affiliated with the Adviser, will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Semi-Annual Report Dated September 30, 2023	21

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Beneficial Ownership of Fund Shares

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, the following shareholders owned of record more than 25% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Co (for the benefit of its customers)	40%
National Financial Services, LLC	55%

5.	Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2023.

	Beginning			Change in		Ending Fair
	Fair Value			Unrealized	Net	Value
Non-Controlled	March 31,	Purchases or	Sales or	Appreciation	Realized	September	Investment
Affiliates	2023	Contributions	Distributions	(Depreciation)	Gain (Loss)	30, 2023	Income
Project Warrior	$—	$7,065,086	$—	$(65,086)	$—	$7,000,000	$—
ICG Ludgate Hill IIA Boston, L.P.	3,970,467	200,000	(80,000)	328,047	—	4,418,514	—
Partners Group Secondary 2020 (USD)A, L.P.	2,457,290	334,932	(68,353)	67,674	—	2,791,542	—
Saturn Five Frontier I, LLC - Class A	2,760,143	—	(87,846)	1,186,897	—	3,859,194	—
Total Non-Controlled Affiliates	$9,187,900	$7,600,018	$(236,200)	$1,517,532	$—	$18,069,250	$—

6.	Shareholder Servicing Plan

The Fund operates a Shareholder Servicing Plan (the “Plan”) with respect to Class I Shares. The Shareholder Servicing Plan will allow the Fund to pay shareholder servicing fees in respect of shareholders holding Class I Shares. Under the Plan, the Fund will be permitted to pay as compensation to qualified recipients up to 0.10% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”). Class II Shares are not subject to the Shareholder Servicing Fee. During the six months ended September 30, 2023, the total expenses incurred pursuant to the Plan were $74,208.

7.	Risk Factors

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments. Any of these occurrences could disrupt the operations of the Fund and the Fund’s service providers.

Unlisted Closed-End Structure; Liquidity Limited to Quarterly Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain limited circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the 1940 Act.

Semi-Annual Report Dated September 30, 2023	23

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Unspecified investments; dependence on the Sub-Adviser. The Adviser/Sub-Adviser, as applicable, has complete discretion to select Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of the Adviser/Sub-Adviser, as applicable, to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser/Sub-Adviser, as applicable, in respect of Fund Investments. The Adviser/Sub-Adviser, as applicable, has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Adviser/Sub-Adviser, as applicable, to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund Investments, or the terms of any such investments. There can be no assurance that the Adviser/Sub-Adviser, as applicable, will be able to select or implement successful strategies or achieve their respective investment objectives.

Reliance on the Adviser/Sub-Adviser, as applicable. The Adviser/Sub-Adviser, as applicable, has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Private Equity Investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser/Sub-Adviser, as applicable, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser/Sub-Adviser, as applicable.

Reliance on Key Personnel. The Fund depends on the investment expertise, skill and network of business contacts of the Adviser/Sub-Adviser, as applicable. The Adviser/Sub-Adviser, as applicable, will evaluate, negotiate, structure, execute and monitor Private Equity Investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser/Sub-Adviser, as applicable, and its investment management team. The departure of certain key personnel of the Adviser/Sub-Adviser, as applicable, could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s/Sub-Adviser’s, as applicable, ability to identify, analyze, invest in, finance and monitor Portfolio Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s/Sub-Adviser’s, as applicable, capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser/Sub-Adviser, as applicable, may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser/Sub-Adviser, as applicable, may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser/Sub-Adviser, as applicable, depends on its relationships with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser/Sub-Adviser, as applicable, fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser/Sub-Adviser, as applicable, has relationships are not obligated to provide the Fund or the Adviser/Sub-Adviser, as applicable, with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, to the extent the Fund invests in Portfolio Funds, the Fund will be exposed to these risks with respect to the Portfolio Fund Managers of such Portfolio Funds. The Fund’s performance depends on the adherence by such Portfolio Fund Managers to their selected strategies, the instruments used by such Portfolio Fund Managers, the Adviser’s/Sub-Adviser’s, as

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

applicable, ability to select Portfolio Fund Managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund Managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments. Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed by the Adviser/Sub-Adviser, as applicable, as to the amount of Fund assets that may be invested in (i) any one geography, (ii) any one Fund Investment, (iii) in a Private Equity Investment managed by a particular general partner or its affiliates, (iv) indirectly in any single industry or (v) in any issuer. In addition, a Portfolio Company’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group. Accordingly, the investment portfolio may at times be significantly concentrated, both as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs.

Limited operating history of Private Equity Investments. Private Equity Investments may have limited operating histories and the information the Fund is able to obtain about such investments may be limited. As such, the ability of the Adviser/Sub-Adviser, as applicable, to evaluate past performance or to validate the investment strategies of such Private Equity Investment is limited. Moreover, even to the extent a Private Equity Investment has a longer operating history, the past investment performance of any of the Private Equity Investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser/Sub-Adviser, as applicable, relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Private Equity Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. The Private Equity Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Investments in the Portfolio Funds generally; dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Valuation of the Fund’s interests in Private Equity Investments. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation

Semi-Annual Report Dated September 30, 2023	25

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Private Equity Investments pursuant to procedures adopted by the Board. The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Private Equity Investments, as the value of the Private Equity Investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser/Sub-Adviser, as applicable, elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s/Sub-Adviser’s, as applicable, or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Valuations of Private Equity Investments; valuations subject to adjustment. The valuations reported by the Portfolio Fund Managers, based upon which the Fund determines its daily net asset value and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Fund Managers or revisions to the net asset value of a Portfolio Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount.

Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

The valuations of Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

●	changes in regulatory policies or tax guidelines;

●	changes in earnings or variations in operating results;

●	changes in the value of the Private Equity Investments;

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

●	changes in accounting guidelines governing valuation of the Private Equity Investments;

●	any shortfall in revenue or net income or any increase in losses from levels expected by investors;

●	departure of the Adviser or certain of its respective key personnel;

●	general economic trends and other external factors; and

●	loss of a major funding source.

Valuation of Private Equity Investments uncertain. Under the 1940 Act, the Fund is required to carry Private Equity Investments at market value or, if there is no readily available market value, at fair value as determined by the “valuation designee, ” in accordance with the Fund’s valuation procedures, which have been approved by the Board. The Board has designated the Adviser as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, subject to its oversight. There is not a public market or active secondary market for many of the securities of the privately held companies in which the Fund invest. Rather, many of the Private Equity Investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the valuation designee values such securities at fair value as determined in good faith in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the valuation designee’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Private Equity Investments. Under limited circumstances (such as to resolve a pricing issue regarding a Private Equity Investment), the Fund may retain a valuation assurance service provider to provide the Fund reasonable assurance on the correctness of the processes and procedures leading to the fair value determinations by the Adviser.

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser/Sub-Adviser, as applicable, would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser/ Sub-Adviser, as applicable, seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Semi-Annual Report Dated September 30, 2023	27

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s/ Sub-Adviser’s, as applicable, judgment may play a greater role in the valuation process.

Publicly Traded Private Equity Risk. Publicly traded private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Publicly traded private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private equity companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying private equity investments. Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently. Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of private equity investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Foreign Investments and Emerging Markets Risk. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund, a Portfolio Fund and/or a Portfolio Company may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction- based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or Portfolio Company may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under GAAP, a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s net asset value at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those

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PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or Portfolio Company will satisfy applicable foreign reporting requirements at all times.

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, investors bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.

8.	Contingencies and Commitments

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2023, the Fund had unfunded commitments in the amount of $33,253,873. At September 30, 2023, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of September 30, 2023 are as follows:

		Unfunded
Private Equity Investment	Fair Value	Commitment
Apax XI USD, L.P. (a)	$—	$5,000,000
Greenbriar Coinvestment WPS, L.P.	3,748,618	1,250,000
Partners Group Client Access 43, L.P. Inc.	6,824,298	1,886,513
REP Patriot Coinvest IV-A, L.P.	2,550,000	637,500
Investments valued at NAV as a practical expedient (b)	54,485,818	24,479,860
	$67,608,734	$33,253,873

(a)	As of September 30, 2023, $5,000,000 has been committed to for this investment but has not been funded by the Fund.

(b)	See Note 2 for investments valued at NAV as a practical expedient.

9.	Capital Stock

The Fund is an “interval fund, ” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable NAV per share. There is no guarantee that a shareholder will be able to sell all of the shares that the investor desires to sell in the Repurchase Offer. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 and no more than 42 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer).

Semi-Annual Report Dated September 30, 2023	29

PRIMARK PRIVATE EQUITY INVESTMENTS FUND NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Unaudited) (Continued)

During the six months ended September 30, 2023, the Fund completed two quarterly repurchase offers. The results of the completed repurchase offers were as follows:

Commencement Date	May 19, 2023	August 18, 2023
Repurchase Request Deadline	June 30, 2023	September 29, 2023
Repurchase Pricing Date	June 30, 2023	September 29, 2023
Value of Shares repurchased	$8,063,470	$6,712,964
Shares repurchased	701,782	586,797
% of Shares Accepted by the Fund for Repurchase	5.3%	4.3%

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. The Fund may waive the early repurchase fee for certain categories of shareholders or transactions, such as repurchases of shares in the event of the shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. During the periods ended September 30, 2023 and March 31, 2023 proceeds from early repurchase fees charged by the Fund totaled $23,797 and $106,138 respectively.

10.	Subsequent Events

At a meeting held on November 6, 2023, the Board approved a change of the Fund’s name from Primark Private Equity Investments Fund to Primark Meketa Private Equity Investments Fund to be effective January 2, 2024.

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment or disclosure in the financial statements.

30	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

PRIMARK PRIVATE EQUITY INVESTMENTS FUND OTHER INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-792-0924, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-792-0924, or on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-877-792-0924. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov or by visiting www.primarkcapital.com.

DIVIDEND REINVESTMENT

Unless a shareholder is ineligible or otherwise elects, all distributions of dividends (including capital gain dividends) with respect to a class of shares will be automatically reinvested by the Fund in additional shares of the corresponding class, which will be issued at the NAV per share determined as of the ex-dividend date. Election not to reinvest dividends and to instead receive all dividends and capital gain distributions in cash may be made by contacting the Fund’s administrator at P.O. Box 541150, Omaha, NE 68154-9150 or 1-877-792-0924.

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report may contain certain forward-looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ’‘believes, ” ’‘expects, ’’ ’‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the SEC. The Fund undertakes no obligation to update any forward-looking statement.

Semi-Annual Report Dated September 30, 2023	31

PRIVACY NOTICE
FACTS	WHAT DOES PRIMARK PRIVATE EQUITY INVESTMENTS FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Primark Private Equity Investments Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-792-0924

32	PRIMARK PRIVATE EQUITY INVESTMENTS FUND

Who we are
Who is providing this notice?	Primark Private Equity Investments Fund
What we do
How does Primark Private Equity Investments Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Primark Private Equity Investments Fund collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tells us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Primark Private Equity Investments Fund does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

●    Primark Private Equity Investments Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Primark Private Equity Investments Fund does not jointly market.

Semi-Annual Report Dated September 30, 2023	33

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Investment Adviser	Legal Counsel
Primark Advisors LLC	Ropes & Gray LLP
250 Filmore Street	Three Embarcadero Center
Suite 150	San Francisco, California
Denver, Colorado

Sub-Adviser	Custodian
Meketa Investment Group	UMB Bank, n.a.
80 University Avenue	1010 Grand Boulevard
Westwood, Massachusetts	Kansas City, Missouri

Distributor	Trustees
Foreside Financial Services, LLC	Michael Bell, President
Three Canal Plaza	Brien Biondi
Suite 100	Clifford J. Jack
Portland, Maine	Sean Kearns

Administrator	Officers
Ultimus Fund Solutions, LLC	Derek Mullins, Treasurer
225 Pictoria Drive	Jesse D. Hallee, Secretary
Suite 450	Brian T. MacKenzie, Chief Compliance Officer
Cincinnati, Ohio	and AML Compliance Officer
Marcie McVeigh, Assistant Treasurer

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
151 N. Franklin Street
Suite 575
Chicago, Illinois

Primark Private-SAR-23

(b)       Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)       Not applicable [schedule filed with Item 1].

(b)       Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not required.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(2)	Change in registrant’s independent public accountant: Not applicable.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountants: Not applicable.

(a)(5) Proxy Voting Procedures of Registrant: Not applicable.

(a)(6) Proxy Voting Procedures of Primark Advisors LLC: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Primark Private Equity Investments Fund

By (Signature and Title)*		/s/ Michael Bell

Michael Bell, President (Principal Executive Officer)

Date	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael Bell

Michael Bell, President (Principal Executive Officer)

Date	December 4, 2023

By (Signature and Title)*		/s/ Derek Mullins

Derek Mullins, Treasurer (Principal Financial Officer)

Date	December 4, 2023

* Print the name and title of each signing officer under his or her signature.